UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21606

Tilson Investment Trust
(Exact name of registrant as specified in charter)

767 Fifth Avenue, 18th Floor, New York, New York 10153
(Address of principal executive offices) (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2011
		Shares	Value (Note 1)

COMMON STOCKS - 76.78%

Consumer Discretionary - 15.24%
*	Ambassadors International, Inc.	9	$ 1
	American Eagle Outfitters, Inc.	246	3,232
	Barnes & Noble, Inc.	138	2,403
*	Borders Group, Inc.	259,152	5,442
	Chico's FAS, Inc.	381	5,749
*	Daily Journal Corp.	347	25,331
*	dELiA*s, Inc.	285,228	502,001
*	Domino's Pizza, Inc.	67	1,801
	Footstar, Inc.	57,514	40,835
	H&R Block, Inc.	622	9,305
	HOT Topic, Inc.	3,694	27,594
*	Liberty Media Corp	46	3,674
	PEP Boys-Manny Moe & Jack	60,810	654,924
*	Premier Exhibitions, Inc.	40,612	73,914
*	Proliance International, Inc.	716	-
μ*	Promotora de Informaciones SA, Cl. A	65	532
μ*	Promotora de Informaciones SA, Cl. B	147,396	1,341,304
a	Sears Canada, Inc.	22,255	354,570
*	Sears Holdings Corp.	38	2,647
	Target Corp.	1	52
	The Wendy's Co.	1,157	6,097
*	The Wet Seal, Inc.	10,706	52,352
*	TravelCenters of America LLC	722	3,769
*	Ultimate Escapes, Inc.	744	13
*	West Marine, Inc.	673	6,898
	Whirlpool Corp.	200	13,848
			3,138,288
Consumer Staples - 4.97%
	Altria Group, Inc.	272	7,154
μ	Anheuser-Busch InBev NV	11,588	667,237
	Dr. Pepper Snapple Group, Inc.	243	9,176
	Kraft Foods, Inc.	3,676	126,381
	The Coca-Cola Co.	22	1,496
*	Winn-Dixie Stores, Inc.	23,739	213,176
			1,024,620
Energy - 3.09%
	Atlas Energy Escrow Shares	104	-
	Atlas Energy LP	54	1,350
	Atlas Pipeline Partners LP	23	788
μ	BP PLC	13,180	598,899
*	Contango Oil & Gas Co.	17	1,072
	Crosstex Energy, Inc.	729	10,644

			(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2011
		Shares	Value (Note 1)

Common Stocks - (continued)

Energy - (continued)
	Exxon Mobil Corp.	301	$ 24,017
			636,770
Financials - 31.45%
	American Express Co.	554	27,722
	Aspen Insurance Holdings Ltd	1,777	46,060
*	Beneficial Mutual Bancorp, Inc.	4,822	37,756
*	Berkshire Hathaway, Inc.	9,768	724,883
	BlackRock Kelso Capital Corp.	3,013	26,002
	Capitol Federal Financial, Inc.	513	5,869
*	CIT Group, Inc.	13,663	542,968
	Citigroup, Inc.	2,661	102,023
μ	Delta Lloyd N.V.	3,203	70,410
	Discover Financial Services	337	8,631
	Fairfax Financial Holdings Ltd	1,113	436,329
	Fairfax Financial Holdings, Inc.	1,488	583,362
	Fidelity National Financial, Inc.	208	3,390
	Fox Chase Bancorp, Inc.	337	4,506
	General Growth Properties, Inc. REIT	46,549	782,256
*	Greenlight Capital Re Ltd	588	14,559
	M&T Bank Corp.	233	20,094
	Meta Financial Group, Inc.	568	12,360
	MVC Capital, Inc.	368	4,607
	Nelnet, Inc.	33,901	683,783
*	OBA Financial Services, Inc.	444	6,580
	Ocean Shore Holding Co.	958	11,573
*	Origen Financial, Inc. REIT	2,291	3,482
*	Pacific Capital Bancorp NA	631	18,917
*	Phoenix Group Holdings	37,382	349,017
	Primus Guaranty Ltd	63,382	129,025
	Resource America, Inc.	128,123	752,082
	SLM Corp.	2,120	33,051
	The First of Long Island Corp	1,916	50,908
*	The Howard Hughes Corp.	15,016	909,820
*	The St Joe Co.	3	53
	Two Harbors Investment Corp. REIT	6,763	66,278
	US Bancorp	23	599
	Wells Fargo & Co.	310	8,661
	Winthrop Realty Trust REIT	36	398
			6,478,014

			(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2011
		Shares	Value (Note 1)

Common Stocks - (continued)

Health Care - 0.07%
*	AMAG Pharmaceuticals, Inc.	75	$ 1,111
*	Boston Scientific Corp.	832	5,957
	Johnson & Johnson	115	7,451
	Pfizer, Inc.	7	134
			14,653
Industrials- 1.73%
	Alexander & Baldwin, Inc.	4,232	204,067
	General Electric Co.	1,900	34,029
*	LECG Corp.	5,536	188
*	Republic Airways Holdings, Inc.	27,015	116,975
			355,259
Information Technology- 17.87%
	Automatic Data Processing, Inc.	1,815	93,454
	Broadridge Financial Solutions, Inc.	44	1,016
*	Dell, Inc.	1,507	24,474
*	eBay, Inc.	218	7,140
*	EchoStar Corp.	392	13,116
*	Imation Corp.	22,394	186,766
	Intel Corp.	1,790	39,971
	Microsoft Corp.	20,848	571,235
*	MRV Communications, Inc.	541,361	763,319
*	NCR Corp.	358	7,142
*	PNI Digital Media, Inc.	65,897	75,782
	Seagate Technology PLC	95,788	1,330,495
*	Spark Networks, Inc.	36,225	137,655
*	Tucows, Inc.	13,478	10,782
*	Western Digital Corp.	11,605	399,908
*	Yahoo! Inc.	1,370	17,947
			3,680,202
Materials - 0.16%
*	Contango ORE, Inc.	1	15
	Huntsman Corp.	1,455	27,819
	The Dow Chemical Co.	143	4,988
			32,822
Telecommunications - 2.20%
*	Iridium Communications, Inc.	53,220	453,967
			453,967

	Total Common Stocks (Cost $16,095,164)		15,814,595

			(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2011
			Shares		Value (Note 1)

WARRANTS - 11.10%
*	Iridium Communications, Inc.		600,215		$ 1,734,621
*	JPMorgan Chase & Co.		15,035		200,868
*	Phoenix Group Holdings		14,053		6,924
*	Promotora de Informaciones SA		135,776		50,787
*	Tronox, Inc.		184		18,906
*	Tronox, Inc.		227		22,132
*	Two Harbors Investment Corp.		483,254		125,694
*	Ultimate Escapes, Inc.		31,120		3
*	Wells Fargo & Co.		13,734		125,117

	Total Warrants (Cost $1,748,379)				2,285,052

INVESTMENT COMPANIES (Closed-End Funds) - 0.01%
	BlackRock Enhanced Capital and Income Fund, Inc.		121		1,609
*	Boulder Growth & Income Fund, Inc.		31		194

	Total Investment Companies (Closed-End Funds) (Cost $1,449)				1,803

INVESTMENT COMPANY (Open-End Fund) - 0.04%
§	HighMark 100% US Treasury Money Market Fund, 0.00%		8,939		8,939

	Total Investment Company (Open-End Fund) (Cost $8,939)				8,939

		Number of Contracts	Exercise	Maturity
			Price	Date

CALL OPTIONS PURCHASED - 11.26%
*	Automatic Data Processing	26	$30.00	1/21/2012	$ 57,720
*	Berkshire Hathaway	122	77.50	9/17/2011	14,030
*	Berkshire Hathaway	56	70.00	1/21/2012	42,560
*	Berkshire Hathaway	15	70.00	1/19/2013	18,000
*	Berkshire Hathaway	57	65.00	1/19/2013	87,780
*	Clorox Company	115	60.00	1/19/2013	150,075
*	Intel Corp.	220	17.50	1/21/2012	112,200
*	J C Penney, Inc.	489	20.00	1/22/2012	542,790
*	J C Penney, Inc.	220	30.00	1/19/2013	189,200
*	J C Penney, Inc.	192	30.00	1/20/2013	109,440
*	Johnson & Johnson	108	50.00	1/22/2012	156,600
*	Microsoft Corp.	232	20.00	1/23/2012	174,000
*	Microsoft Corp.	703	25.00	1/24/2012	228,475
*	Kraft Food, Inc.	303	20.00	1/25/2012	437,078

	Total Call Options Purchased (Cost $2,295,903)				2,319,948

					(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2011
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

PUT OPTIONS PURCHASED - 0.53%
	* Republic Airways	83	$5.00	8/20/2011	$ 415
	* St. Joe Company	75	30.00	1/21/2012	109,125

	Total Put Options Purchased (Cost $66,348)				109,540

Total Value of Investments (Cost $20,216,182) - 99.72%					20,539,877

Other Assets Less Liabilities - 0.28%					58,309

	Net Assets - 100%				$ 20,598,186

*	Non-income producing investment	LP - Limited Partnership
§	Represents 7 day effective yield	REIT - Real Estate Investment Company
a	Canadian security	NV - Naamloze Vennootschap
μ	American Depositary Receipt	SA - Societe Anonyme
		PLC - Public Limited Company

	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation				$ 2,438,225
	Aggregate gross unrealized depreciation				(2,114,530)

	Net unrealized appreciation				$ 323,695

		Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	15.24%	$3,138,288
	Consumer Staples	4.97%	1,024,620
	Energy	3.09%	636,770
	Financials	42.55%	8,763,066
	Health Care	0.07%	14,653
	Industrials	1.73%	355,259
	Information Technology	17.87%	3,680,202
	Materials	0.16%	32,822
	Telecommunications	2.20%	453,967
	Investment Company (Open-End Fund)	0.04%	8,939
	Other	11.80%	2,431,291
	Total	99.72%	$20,539,877

					(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2011

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

Tilson Focus Fund

Schedule of Investments
(Unaudited)

As of July 31, 2011

Note 1 - Investment Valuation - continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$15,814,595	$ 15,814,595	$ -	$ -
Warrants	2,285,052	2,285,052	-	-
Investment Companies (Closed-End)	1,803	-	1,803	-
Investment Company (Open-End)	8,939	-	8,939	-
Call Options Purchased	2,319,948	-	2,319,948	-
Put Options Purchased	109,540	-	109,540	-
Total	$20,539,877	$ 18,099,647	$2,440,230	$ -

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2011
		Shares	Value (Note 1)

COMMON STOCKS - 84.47%

Consumer Discretionary - 11.65%
*	Big Lots, Inc.	65,000	$ 2,263,950
*	Biglari Holdings, Inc.	4,010	1,476,361
*	Coinstar, Inc. †	37,500	1,832,250
	PF Chang's China Bistro, Inc.	65,000	2,140,450
	Target Corp.	55,000	2,831,950
			10,544,961
Energy - 4.07%
	Diamond Offshore Drilling, Inc. †	35,000	2,374,050
*	TransAtlantic Petroleum Ltd. †	950,000	1,311,000
			3,685,050
Financials - 22.23%
*	Alleghany Corp.	7,376	2,434,375
	Aspen Insurance Holdings Ltd.	110,000	2,851,200
	Calamos Asset Management, Inc.	230,000	3,132,600
	Capital Southwest Corp.	14,730	1,383,295
	Chimera Investment Corp. REIT	300,000	924,000
	Interactive Brokers Group, Inc.	204,990	3,103,548
	MVC Capital, Inc.	111,800	1,399,736
	Oslo Bors VPS Holding ASA	130,301	1,938,210
*	Sprott Resource Lending Corp.	650,000	1,111,500
ε	Tetragon Financial Group Ltd.	186,729	1,447,150
μ	US Global Investors, Inc. †	53,000	397,500
			20,123,114
Information Technology - 40.12%
	Activision Blizzard, Inc.	420,000	4,972,800
*	Blue Coat Systems, Inc. †	215,000	4,332,250
	Cisco Systems, Inc.	250,000	3,992,500
*	Dell, Inc.	400,000	6,496,000
	Himax Technologies, Inc.	685,000	1,198,750
	InterDigital, Inc. †	49,700	3,392,025
	Telular Corp.	376,147	2,399,818
*	Westell Technologies, Inc.	769,100	2,191,935
*	Western Digital Corp. †	125,000	4,307,500
	Xerox Corp.	325,000	3,032,250
			36,315,828
Materials - 2.66%
a	Terra Nova Royalty Corp.	308,600	2,403,994
			2,403,994
Telecommunications - 3.74%
	IDT Corp. †	140,000	3,382,400
			3,382,400

	Total Common Stocks (Cost $76,472,267)		$ 76,455,347

			(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2011
				Shares		Value (Note 1)

CLOSED-END FUND - 0.80%
	ε	JZ Capital Partners Ltd.		115,000		$ 726,659

		Total Closed-End Fund (Cost $495,680)				726,659

INVESTMENT COMPANY - 18.73%
	§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01%				16,952,525

		Total Investment Company (Cost $16,952,525)				16,952,525

			Number of Contracts	Exercise Price	Maturity Date
PUT OPTIONS PURCHASED - 1.20%
	*	iShares Barclays 20+ Treasury	300	$ 105.00	3/17/2012	366,000
	*	iShares FTSE China	300	50.00	1/21/2012	250,500
	*	iShares Russell 2000	400	85.00	10/22/2011	272,800
	*	SDPR S&P 500 ETF Trust	250	130.00	8/20/2011	77,000
	*	SPDR S&P Retail ETF	200	57.00	1/21/2012	122,000

	Total Put Options Purchased (Cost $1,261,068)					1,088,300

Total Value of Investments (Cost $95,181,540) - 105.20%						$ 95,222,831

Liabilities in Excess of Other Assets - (5.20)%						(4,703,846)

	Net Assets - 100%					$ 90,518,985

*	Non-income producing investment.		a	Canadian security (note 2).
§	Represents 7 day effective yield.		ε	Guersney security (note 2).
†	Portion of security pledged as collateral for call options written.		μ	American Depositary Receipt

	The following acronym is used in this portfolio:
	REIT - Real Estate Investment Trust

						(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2011
			Value (Note 1)

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	11.65%	$ 10,544,961
Energy	4.07%	3,685,050
Financials	22.23%	20,123,114
Information Technology	40.12%	36,315,828
Materials	2.66%	2,403,994
Telecommunications	3.74%	3,382,400
Closed-End Fund	0.80%	726,659
Investment Company	18.73%	16,952,525
Other	1.20%	1,088,300
Total	105.20%	$ 95,222,831

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$ 5,738,486
Aggregate gross unrealized depreciation			(5,959,472)

Net unrealized depreciation			$ (220,986)

			(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2011
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS WRITTEN (note 3)
*	Blue Coat Systems	400	$ 22.50	1/21/2012	$ 69,000
*	Blue Coat Systems	530	24.00	1/21/2012	66,250
*	Blue Coat Systems	1,220	25.00	1/21/2012	122,000
*	Coinstar, Inc.	200	47.50	1/21/2012	142,000
*	Coinstar, Inc.	175	55.00	1/21/2012	66,500
*	Diamond Offshore Drilling, Inc.	350	75.63	1/21/2012	99,400
*	IDT Corp.	780	25.00	9/17/2011	109,200
*	IDT Corp.	400	22.50	12/17/2011	164,000
*	IDT Corp.	220	25.00	3/17/2012	74,250
*	InterDigital, Inc.	497	40.00	1/21/2012	1,292,200
*	Transatlantic Petroleum	785	5.00	9/17/2011	5,888
*	Transatlantic Petroleum	500	2.50	12/17/2011	7,500
*	US Global Investors, Inc.	530	7.50	9/17/2011	33,125
*	Western Digital Corp.	150	38.00	10/22/2011	20,700
*	Western Digital Corp.	200	40.00	10/22/2011	21,400
*	Western Digital Corp.	300	38.00	1/21/2012	74,100
*	Western Digital Corp.	600	35.00	1/21/2012	222,000

Total (Premiums Received $2,327,236)					$ 2,589,513

					(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2011

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$76,455,347	$ 76,455,347	$ -	$ -
Closed-End Fund	726,659	726,659	-	-
Investment Company	16,952,525	-	16,952,525	-
Put Options Purchased	1,088,300	1,088,300	-	-
Total Assets	$95,222,831	$ 78,270,306	$16,952,525	$ -

Liabilities
Call Options Written	$ 2,589,513	$ 2,589,513	$ -	$ -

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.  The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

				(Continued)

Tilson Dividend Fund

Schedule of Investments
(Unaudited)

As of July 31, 2011

Note 3 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tilson Investment Trust

By: (Signature and Title)	/s/ Whitney R. Tilson
Whitney R. Tilson Trustee, President, and Principal Executive Officer
Date: September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Whitney R. Tilson
Whitney R. Tilson Trustee, President, and Principal Executive Officer Tilson Investment Trust
Date: September 21, 2011

By: (Signature and Title)	/s/ Glenn H. Tongue
Glenn H. Tongue Vice President, Treasurer, and Principal Financial Officer Tilson Investment Trust
Date: September 21, 2011